EQUITY - Disclosure of number and weighted average exercise prices ("WAEP") of, and movements in, share options (Details)		12 Months Ended
	Jan. 02, 2023 Unit_Standard_item_uchMkKGtLkOnxpJzjI5Eyg SFr / shares	Dec. 31, 2024 Share SFr / shares	Dec. 31, 2024 Share SFr / shares	Dec. 31, 2024 Share SFr / shares	Dec. 31, 2024 Share Unit_Standard_item_uchMkKGtLkOnxpJzjI5Eyg SFr / shares	Dec. 31, 2023 Unit_Standard_item_uchMkKGtLkOnxpJzjI5Eyg SFr / shares	Dec. 31, 2023 Unit_Standard_item_uchMkKGtLkOnxpJzjI5Eyg SFr / shares	Dec. 31, 2023 Share Unit_Standard_item_uchMkKGtLkOnxpJzjI5Eyg SFr / shares	Dec. 31, 2023 Unit_Standard_item_uchMkKGtLkOnxpJzjI5Eyg SFr / shares
No. of options
Outstanding at the beginning of the year	1,001,430			1,220,241	1,220,241				1,001,430
Granted during the year				500,000					423,500
Forfeited during the year				(317,278)					(165,881)
Exercised during the year				0					(38,808)
Outstanding at the end of the year				1,402,963				1,220,241	1,220,241
Exercisable at the end of the year		738,664	738,664	738,664	738,664	720,758	720,758	720,758	720,758
WAEP
Outstanding at the beginning of the year	SFr 11.85		SFr 12.27				SFr 11.85
Granted during the year			6.26				13.03
Forfeited during the year			9.26				12.89
Exercised during the year							7.04
Outstanding at the end of the year			10.81				12.27
Exercisable at the end of the year		SFr 13.46	13.46	SFr 13.46	SFr 13.46	SFr 11.02	SFr 11.02	SFr 11.02	SFr 11.02
Weighted average share price at the date of exercise of options			SFr 8.13
Weighted average remaining contractual life for the share options outstanding		3 years 5 months 15 days				3 years 9 months 29 days